RECENTLY ISSUED ACCOUNTING STANDARDS Recently Issued Accounting Standards (Details) $ in Thousands	Jan. 01, 2019 USD ($)
Accounting Standards Update 2017-12 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 34